Note 8 - Debt - Long-term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Senior secured debt	$ 286,287	$ 114,084
Less: Deferred finance fees	(7,257)	(2,516)
Total long term debt net of deferred finance fees	279,030	111,568
Current portion of long term debt	16,908	10,210
Long term debt	262,122	101,358
Total long term debt net of deferred finance fees	279,030	111,568
Less: Deferred finance fees		(104)
Short term debt net of deferred finance fees		13,416
Debt related to Vessels held for sale	286,287
Total Debt net of deferred finance fees and debt discounts	309,007	140,655
Debt Related to Vessels Held for Sale [Member]
Less: Deferred finance fees	(323)
Total long term debt net of deferred finance fees	29,977
Total long term debt net of deferred finance fees	29,977
M/T Eco Fleet and M/T Eco Revolution [Member] | Debt Related to Vessels Held for Sale [Member]
Debt related to Vessels held for sale	30,300
AT Bank Second Predelivery Facility [Member]
Short-term debt		10,140
Alpha Bank Predelivery Facility [Member]
Short-term debt		3,380
Family Trading [Member]
Total long term debt net of deferred finance fees		15,671
Family Trading Facility		24,744
Less: Debt discounts		(9,073)
Total long term debt net of deferred finance fees		15,671
ABN Bank [Member]
Senior secured debt		52,288
Nord/ LB Bank [Member]
Senior secured debt		18,071
Alpha Bank [Member]
Senior secured debt	20,075	20,550
AT Bank [Member]
Senior secured debt	21,875	23,175
AT Bank Bridge Facility [Member]
Senior secured debt	10,500
OFI Facility [Member]
Senior secured debt	69,849
CMBFL Leasing [Member]
Senior secured debt	88,560
BoComm [Member]
Senior secured debt	44,466
Cargill International SA [Member]
Senior secured debt	$ 30,962